Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Cash equivalents	$ 0	$ 0
Accounts receivable	48,750	0
Allowance for credit losses	0
Prepaid expenses	25,445	0
Intangible assets gross		233,900
Accumulated amortization		14,800
Loss of impairment of intangible assets	0	5,000
Intangible assets, net	216,500
Amortization expense	$ 14,800	$ 4,800
Common stock, shares authorized	75,000,000	75,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares issued	42,690,580	32,170,000
Common stock, shares outstanding	42,690,580	32,170,000
Number of shares issued services	9,400,000	0
Carrying value intangible asset	$ 190,000	$ 31,300
Financial instruments	0	0
Accrual for interest or penalties related to income tax	0	0
Income tax expense benefit	0	0
AI App [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	190,000
Formula Pets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	25,000
Carrying value intangible asset	25,000
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	1,500
Website [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	$ 0
Formula Pets Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Loss of impairment of intangible assets		5,000
Intangible assets, net		$ 31,300